Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Changes in Qualified Settlement Funds accounts and product liability balance
The following table presents the changes in the vaginal mesh Qualified Settlement Funds and product liability balance during the year ended December 31, 2014 (in thousands):

	Qualified Settlement Funds	Product Liability
Balance as of December 31, 2013	$11,518	$520,000
Additional charges	—	1,273,358
Cash distributions to Qualified Settlement Funds	585,165	—
Cash distributions to settle disputes from Qualified Settlement Funds	(111,454)	(111,454)
Cash distributions to settle disputes	—	(26,709)
Balance as of December 31, 2014	$485,229	$1,655,195

Schedule of Net Impact of Settlement Agreement
During the year ended December 31, 2013, the net impact of the Watson Settlement Agreement recorded in Other income, net consisted of the amounts shown below (in thousands):

Year Ended December 31, 2013
Litigation settlement liability relieved during the year	$85,123
Cost of product shipped to Watson’s wholesaler affiliate	(11,093)
Estimated gross-to-net liabilities on product shipped to Watson’s wholesaler affiliate	(29,162)
Rebate on product shipped to Watson’s wholesaler affiliate	5,532
Net gain included in Other income, net	$50,400

Schedule of Future Minimum Rental Payments for Operating Leases
A summary of minimum future rental payments required under capital and operating leases as of December 31, 2014 are as follows (in thousands):

	Capital Leases(1)	Operating Leases
2015	$6,526	$15,292
2016	6,640	9,320
2017	6,875	6,677
2018	7,072	4,310
2019	7,270	1,697
Thereafter	39,025	2,918
Total minimum lease payments	$73,408	$40,214
Less: Amount representing interest	8,041
Total present value of minimum payments	$65,367
Less: Current portion of such obligations	6,526
Long-term capital lease obligations	$58,841
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(1)	The direct financing arrangement is included under Capital Leases. Minimum payments have not been reduced by minimum sublease rentals of $23.0 million due in the future under a noncancelable sublease.